Debt (Tables)	12 Months Ended
Dec. 31, 2016
Combined Schedule of Current and Noncurrent Debt and Capital Lease Obligations

Changes to debt during 2016 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2016	$6,489	$103,240	$109,729
Proceeds from long-term borrowings	120	12,844	12,964
Proceeds from asset-backed long-term borrowings	–	4,986	4,986
Repayments of long-term borrowings and capital leases obligations	(8,125)	(11,034)	(19,159)
Decrease in short-term obligations, excluding current maturities	(149)	–	(149)
Reclassifications of long-term debt	4,088	(4,088)	–
Other	222	(515)	(293)

Balance at December 31, 2016	$2,645	$105,433	$108,078

Debt Maturing within One Year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2016	2015
Long-term debt maturing within one year	$2,477	$6,325
Short-term notes payable	168	158
Commercial paper and other	–	6

Total debt maturing within one year	$2,645	$6,489

Long-term Debt Table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2016	2015
Verizon Communications—notes payable and other	0.50 – 3.85	2017 – 2042	$28,491	$26,281
	4.11 – 5.50	2018 – 2055	53,909	51,156
	5.85 – 6.90	2018 – 2054	11,295	16,420
	7.35 – 8.95	2018 – 2039	1,860	2,300
	Floating	2017 – 2025	9,750	14,100

Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2029 – 2032	525	686

Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	319	575
	7.38 – 7.88	2022 – 2032	561	1,099
	8.00 – 8.75	2022 – 2031	328	780

Other subsidiaries—notes payable, debentures and other	6.84 – 8.75	2018 – 2028	1,102	1,500

Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 2.36	2021	2,485	–
	Floating	2021	2,520	–

Capital lease obligations (average rate of 3.5% and 3.4% in 2016 and 2015, respectively)			950	957
Unamortized discount, net of premium			(5,716)	(5,824)
Unamortized debt issuance costs			(469)	(465)

Total long-term debt, including current maturities			107,910	109,565
Less long-term debt maturing within one year			2,477	6,325

Total long-term debt			$105,433	$103,240

Schedule of Notes included in the Tender Offers

The table below lists the series of notes included in the Group 1 Any and All Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Communications Inc.	2.50%	2016	$2,182	$1,007.60	$1,272
	2.00%	2016	1,250	1,007.20	731
	6.35%	2019	1,750	1,133.32	970

					$2,973

(1) Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration

The table below lists the series of notes included in the Group 2 Any and All Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Delaware LLC	8.375%	2019	$15	$1,182.11	$15
	8.625%	2031	15	1,365.39	5
Verizon Maryland LLC	8.00%	2029	50	1,301.32	22
	8.30%	2031	100	1,347.26	76
	5.125%	2033	350	1,012.50	171
Verizon New England Inc.	7.875%	2029	349	1,261.63	176
Verizon New Jersey Inc.	8.00%	2022	200	1,238.65	54
	7.85%	2029	149	1,311.32	63
Verizon New York Inc.	6.50%	2028	100	1,151.71	28
	7.375%	2032	500	1,201.92	256
Verizon Pennsylvania LLC	6.00%	2028	125	1,110.47	57
	8.35%	2030	175	1,324.10	127
	8.75%	2031	125	1,356.47	72
Verizon Virginia LLC	7.875%	2022	100	1,227.79	43
	8.375%	2029	100	1,319.78	81

					$1,246

(1) Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration

The table below lists the series of notes included in the Group 3 Offer:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price(1)	Principal Amount Purchased
Verizon Communications Inc.	8.95%	2039	$353	$1,506.50	$63
	7.75%	2032	251	1,315.19	33
	7.35%	2039	480	1,293.50	68
	7.75%	2030	1,206	1,377.92	276
	6.55%	2043	6,585	1,291.74	2,340
	6.40%	2033	2,196	1,220.28	466
	6.90%	2038	477	1,243.29	92
	6.25%	2037	750	1,167.66	114
	6.40%	2038	866	1,176.52	116
	5.85%	2035	1,500	1,144.68	250
	6.00%	2041	1,000	1,164.56	–
	5.15%	2023	8,517	1,152.83	–
Alltel Corporation	7.875%	2032	452	1,322.92	115
	6.80%	2029	235	1,252.93	47
GTE Corporation	6.94%	2028	800	1,261.35	237
	8.75%	2021	300	1,307.34	93

					$4,310

(1) Per $1,000 principal amount of notes

Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements

The assets and liabilities related to our asset-backed debt arrangements included on our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2016	2015
Assets
Account receivable, net	$3,383	$–
Prepaid expenses and other	236	–
Other Assets	2,383	–

Liabilities
Accounts payable and accrued liabilities	4	–
Long-term debt	4,988	–

Maturities of Long-term Debt excluding Unamortized Debt Issuance Costs

Maturities of long-term debt outstanding, excluding unamortized debt issuance costs, at December 31, 2016 are as follows:

Years	(dollars in millions)
2017	$2,477
2018	7,229
2019	5,548
2020	9,040
2021	12,097
Thereafter	71,988

February Exchange Offers
Schedule of Notes Included in Exchange Offer

The table below lists the series of Old Notes included in the February Exchange Offers for the 2036 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	5.15%	2023	$11,000	$2,483

The table below lists the series of Old Notes included in the February Exchange Offers for the 2048 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.90%	2038	$1,250	$773
	6.40%	2038	1,750	884
	6.40%	2033	4,355	2,159
	6.25%	2037	750	–
GTE Corporation	6.94%	2028	800	–

				$3,816

The table below lists the series of Old Notes included in the February Exchange Offers for the 2055 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications Inc.	6.55%	2043	$10,670	$4,084